UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer:  ____________________

Central Index Key Number of securitizer:  ____________________

_________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

__X__ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  ______N/A_______

____Colony Mortgage Capital Series 2015-FL3, Ltd.___
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity:  ___0001650141_____

___Mark Hedstrom, (310) 282-8820
__
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated August 27, 2015, obtained by the issuer, with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Colony Mortgage Capital Series 2015-FL3, Ltd.. (Issuer)

Date  August 27 , 2015

  /s/Mark Hedstrom                                          (Signature)

By:  Mark Hedstrom, Vice President
 (senior officer in charge of securitization of the issuer)

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated August 27, 2015